Significant Accounting Policies (Details) $ in Millions		12 Months Ended
	Apr. 24, 2020 USD ($) borrowingComponent	Dec. 31, 2020 region segment business	May 19, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of businesses, managed and operated | business		1
Number of operating segment | segment		1
Number of regions company is located in | region		3
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	$ 115.0
Number of borrowing components | borrowingComponent	2
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	$ 65.0
Borrowings	65.0		$ 65.0
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	50.0
Borrowings	$ 50.0